Submission	Jun. 18, 2026
Submission [Line Items]
Central Index Key	0001833936
Registrant Name	BlackRock Alpha Strategies Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES